Inventory (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Schedule of Inventory

Inventory at December 31, 2015 and March 31, 2016 consists of:

	December 31	March 31
	2015	2016
Raw materials	$1,587	$1,765
Work in process	2,659	3,055
Finished goods	6,538	6,854

Total	$10,784	$11,674

Inventory at December 31, 2014 and 2015 consists of:

	December 31,
	2014	2015
Raw materials	$1,908	$1,587
Work in process	3,030	2,659
Finished goods	3,767	6,538

Total	$8,705	$10,784